Offerings - Offering: 1	Oct. 01, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.00001 per share, pursuant to the Mr. Cooper Inc. 2019 Omnibus Incentive Plan
Amount Registered | shares	18,705,753
Proposed Maximum Offering Price per Unit	19.08
Maximum Aggregate Offering Price	$ 356,905,767.24
Fee Rate	0.01381%
Amount of Registration Fee	$ 49,288.69
Offering Note	Note 1(a): Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities to be offered or issued from stock splits, stock dividends or similar transactions. Note 1(b): This Registration Statement on Form S-8 registers 18,705,753 shares (the "Registered Shares") of Rocket Companies, Inc.'s Class A common stock, par value $0.00001 (the "Rocket Common Stock") issuable pursuant to the restricted stock units assumed by Rocket under the Mr. Cooper Inc. 2019 Omnibus Incentive Plan (the "2019 Omnibus Incentive Plan") as a result of the consummation of the transactions under the Agreement and Plan of Merger, dated as of March 31, 2025, by and among Rocket, Mr. Cooper Group Inc., Maverick Merger Sub, Inc. and Maverick Merger Sub 2, LLC. Note 1(c): Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, the proposed maximum offering price per share was determined based on the average of the high and low prices of Rocket Common Stock reported by the New York Stock Exchange on September 25, 2025.